Non-interest income (Details) - AUD ($) shares in Millions, $ in Millions		12 Months Ended
	May 26, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Fee and commissions
Credit-related fee and commission income		$ 1,347	$ 1,333	$ 1,297
Transaction fees and commissions		1,105	1,193	1,177
Other commissions earned		98	229	281
Total fees and commissions		2,550	2,755	2,755
Wealth management and insurance income
Life insurance and funds management net operating income		1,825	1,590	1,657
General insurance and lenders mortgage insurance net operating income		236	210	242
Total wealth management and insurance income		2,061	1,800	1,899
Trading income		945	1,202	1,124
Other income
Dividends received from other entities		3	2	7
Net gain on sale of associates			279
Net gain on disposal of assets		24	6	1
Net gain/(loss) on hedging overseas operations				(6)
Net gain/(loss) on derivatives held for risk management purposes		8	52	(88)
Net gain/(loss) on financial instruments designated at fair value		38	11	(6)
Net gain/(loss) on disposal of controlled entities		(9)		1
Rental income on operating leases		107	143	109
Share of associates' net profit/(loss)		(10)	17	30
Other		(89)	19	11
Total other income		72	529	59
Total non-interest income		5,628	6,286	$ 5,837
BTIM
Other income
Sale of shares in associate by the Group (in shares)	60
Sale of shares in associate by the Group (as a percent)	19.00%
Parent Entity
Fee and commissions
Credit-related fee and commission income		1,333	1,299
Transaction fees and commissions		886	953
Other commissions earned		54	211
Total fees and commissions		2,273	2,463
Wealth management and insurance income
Trading income		919	1,095
Other income
Dividends received from subsidiaries		2,013	1,859
Dividends received from other entities		3	2
Net gain on disposal of assets			5
Net gain/(loss) on hedging overseas operations		19	152
Net gain/(loss) on derivatives held for risk management purposes		8	52
Net gain/(loss) on financial instruments designated at fair value		36	3
Rental income on operating leases		77	104
Other		5	20
Total other income		2,161	2,197
Transactions with subsidiaries		472	376
Total non-interest income		$ 5,825	$ 6,131